Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Schedule of Discloses the Service Revenues

The following summary discloses the service revenues (revenue from contracts with customers) and net interest revenue (expense) and gains (losses) on financial instruments, that composes the consolidated total revenue disaggregated by line of business:

	12/31/2025
Business line	Revenues from rendering of services	Net interest revenue (expense) and gains (losses) on financial instruments	Total
Investment Banking and Capital Markets	304,002	-	304,002
Treasury Sales & Structuring	30	86,633	86,663
Investments and Wealth Management	15,772	-	15,772
Capital Remuneration	-	124,943	124,943
Total	319,804	211,576	531,380
	12/31/2024
Business line	Revenues from rendering of services	Net interest revenue (expense) and gains (losses) on financial instruments	Total
Investment Banking and Capital Markets	352,818	-	352,818
Treasury Sales & Structuring	4	88,328	88,332
Investments and Wealth Management	12,000	-	12,000
Capital Remuneration	-	128,069	128,069
Total	364,822	216,397	581,219

	12/31/2023
Business line	Revenues from rendering of services	Net interest revenue (expense) and gains (losses) on financial instruments	Total
Investment Banking and Capital Markets	240,678	-	240,678
Treasury Sales & Structuring	19	65,081	65,100
Investments and Wealth Management	5,968	-	5,968
Capital Remuneration	-	124,067	124,067
Total	246,665	189,148	435,813